Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of components of income tax expense (benefit)
Current, Federal	$ 7,022	$ 6,780	$ 6,991
Current, State	1,307	1,236	1,226
Current, Total	8,329	8,016	8,217
Deferred, Federal	(732)	(1,283)	(2,065)
Deferred, State	(82)	(188)	(324)
Deferred, Total	(814)	(1,471)	(2,389)
Federal	6,290	5,497	4,926
State	1,225	1,048	902
Total	$ 7,515	$ 6,545	$ 5,828